Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Mar. 11, 2026